Report of Directors Corporate Governance - Personal objecitves for Noel and Ewen (Details) activePortfolio in Millions, $ in Billions			12 Months Ended
	Apr. 06, 2022	Apr. 05, 2022	Dec. 31, 2022 USD ($) activePortfolio	Dec. 31, 2021
HSBC Qianhai Securities Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Proportion of ownership interest in subsidiary	90.00%	51.00%	90.00%
HSBC Life Insurance Company Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Customer satisfaction
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			15.00%
Assessment (%)			60.33%
Ewen Stevenson
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			100.00%
Ewen Stevenson | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			20.00%
Assessment (%)			74.15%
Weighting actual (%)			14.83%
Ewen Stevenson | Finance for the future
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			12.00%
Assessment (%)			67.00%
Target of sustainable finance provided, as a measure of personal objectives			$ 750.0
Market risk issues resolved			100.00%
Liquidity risk issues resolved			80.00%
Ewen Stevenson | Global Finance employee experience and function efficiency
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			4.00%
Assessment (%)			96.00%
Employer advocacy %			75.00%	68.00%
Female leadership representation %			32.10%	30.20%
Ewen Stevenson | Creating strong corporate development and Group transformation functions
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			4.00%
Assessment (%)			75.00%
Ewen Stevenson | Customer satisfaction
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			15.00%
Assessment (%)			60.33%
Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			100.00%
Noel Quinn | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			10.00%
Assessment (%)			100.00%
Weighting actual (%)			10.00%
Noel Quinn | Technology transformation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			2.50%
Assessment (%)			100.00%
Cloud adoption rate, as a measure of personal objectives			35.00%	27.00%
Percentage of mobile active users			49.00%	43.00%
Noel Quinn | Execution of inorganic initiatives in Asia
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			2.50%
Assessment (%)			100.00%
Noel Quinn | Execution of inorganic initiatives in Asia | HSBC Qianhai Securities Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Proportion of ownership interest in subsidiary			90.00%
Noel Quinn | Execution of inorganic initiatives in Asia | HSBC Life Insurance Company Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Percentage of voting equity interests acquired			50.00%
Noel Quinn | Execution of inorganic initiatives in Asia | LTIM Acquisition
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Identifiable assets acquired (liabilities assumed)			$ 10.8
Number of active portfolios | activePortfolio			2.4
Noel Quinn | Progress on exits identified
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			2.50%
Assessment (%)			100.00%
Noel Quinn | Progress on innovation programmes
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)			2.50%
Assessment (%)			100.00%